Statements Of Cash Flows (The Series Of The Frontier Fund - Frontier Master, Balanced And Berkeley/Graham/Tiverton Series) (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Frontier Masters Series [Member]
Cash Flows from Operating Activities:
Net increase/(decrease) in capital resulting from operations	$ (1,047,186)	[1]	$ 6,019,860	[1]	$ (906,943)	[1]
Adjustments to reconcile net increase/(decrease) in capital resulting from operations to net cash provided by (used in) operating activities:
Net change in open trade equity, at fair value	(792,372)
Net change in ownership allocation of U.S. Treasury Securities	(3,683,954)		(506,120)		(2,792,319)
Net change in custom time deposits	(18,343,873)		(1,397,123)		(8,817,861)
Net change in ownership allocation of credit default swaps	(44,941)
Net unrealized gain/(loss) on swap contracts	1,607,804		(3,474,611)		1,864,032
Net realized gain/(loss) on swap contracts	(2,061,339)	[1]
Net unrealized gain/(loss) on U.S. Treasury securities	(5,038)		(192,745)		(52,370)
(Purchases) sales of:
Sales of swap contracts	26,826,316		7,694,189		224,521
(Purchases) of swap contracts	(142,819)		(14,489,668)		(18,060,709)
Sales of custom time deposits	5,505,655
(Purchases) of custom time deposits			(4,603,586)		(5,243,771)
Increase and/or decrease in:
Receivable from futures commission merchants	(5,107,749)
Investments in unconsolidated trading companies, at fair value	11,203,744		(11,021,651)		(4,900,007)
Contributions to trading companies	115,000
Distributions from trading companies	(28,854)
Inter-series payables/receivables, at fair value			(18,184,135)		18,184,135
Prepaid service fees - Class 1	154,010		(37,436)		(167,524)
Interest receivable	(51,616)		(8,877)		(39,485)
Receivable from related parties			179,715		(179,715)
Other assets	(6,147)		(15)
Incentive fees payable to Managing Owner	(229,686)		229,686
Management fees payable to Managing Owner	9,010		78,602		29,929
Interest payable to Managing Owner	10,074		7,240		6,094
Trading fees payable to Managing Owner	(26,563)		90,865		40,976
Trailing service fees payable to Managing Owner	20,017		20,581		1,313
Payables to related parties	(113,855)		113,911
Other liabilities	(5,421)		4,341		1,936
Net cash provided by (used in) operating activities	13,760,217		(39,476,977)		(20,807,768)
Cash Flows from Financing Activities:
Proceeds from sale of units	12,197,503		43,068,005		24,199,026
Payment for redemption of units	(24,628,784)		(6,099,322)		(4,896)
Pending owner additions	(123,284)		(2,036,469)		2,182,469
Owner redemptions payable	(178,226)		183,222
Net cash provided by (used in) financing activities	(12,732,791)		35,115,436		26,376,599
Net Increase (Decrease) in cash and cash equivalents	1,027,426		(4,361,541)		5,568,831
Cash and cash equivalents, beginning of year or period	1,207,290		5,568,831
Cash and cash equivalents, end of year or period	2,234,716		1,207,290		5,568,831
Balanced Series [Member]
Cash Flows from Operating Activities:
Net increase/(decrease) in capital resulting from operations	(18,408,475)	[2]	56,185,723	[2]	(19,589,333)	[2]
Adjustments to reconcile net increase/(decrease) in capital resulting from operations to net cash provided by (used in) operating activities:
Net change in open trade equity, at fair value	16,312,122		(15,156,564)		12,215,881
Net change in ownership allocation of U.S. Treasury Securities	(1,931,274)		2,431,689		7,002,882
Net change in custom time deposits	(7,080,628)		6,455,088		11,599,532
Net change in ownership allocation of credit default swaps	34,673
Net change in ownership allocation of certificates of deposit					5,605,836
Net change in ownership allocation of total return swaps	2,955,994
Net unrealized gain/(loss) on swap contracts	19,161,366		(8,790,927)		12,051,821
Net realized gain/(loss) on swap contracts	(4,529,039)	[2]
Net unrealized gain/(loss) on U.S. Treasury securities	16,555		(595,392)		2,354,829
(Purchases) sales of:
Sales of swap contracts	27,897,084
(Purchases) of swap contracts	(19,527,925)
Sales of custom time deposits	28,695,160
(Purchases) of custom time deposits			(16,960,383)		(27,740,904)
Sale of certificates of deposit					34,060,541
Increase and/or decrease in:
Receivable from futures commission merchants	10,662,500		(14,237,495)		(34,145,915)
Change in control of ownership - trading companies	17,035,844		(10,641,521)		350,058
Investments in unconsolidated trading companies, at fair value	23,816,569		(26,562,849)		(10,836,114)
Contributions to trading companies	136,058,408		47,689,690		22,053,200
Distributions from trading companies	(157,826,198)		(24,463,479)		(12,642,418)
Inter-series payables/receivables, at fair value			27,952,024		(54,409,622)
Prepaid service fees - Class 1	41,137,058		487,872		305,556
Interest receivable	(31,251)		31,827		100,228
Receivable from related parties			296,789		(83,234)
Other assets	(29,414)		(18,859)		55,234
Incentive fees payable to Managing Owner	(1,493,745)		1,382,180		(550,987)
Management fees payable to Managing Owner	127,380		(94,591)		192,338
Interest payable to Managing Owner	248,821		74,328		11,503
Trading fees payable to Managing Owner	105,311		(32,230)		81,998
Trailing service fees payable to Managing Owner	239,055		110,726		25,270
Payables to related parties	(65,107)		(202,485)		255,549
Other liabilities	5,308		(2,560)		(133,953)
Net cash provided by (used in) operating activities	113,586,152		25,338,601		(51,810,224)
Cash Flows from Financing Activities:
Proceeds from sale of units	2,762,993		4,186,954		108,364,108
Payment for redemption of units	(111,984,294)		(45,997,154)		(45,880,314)
Pending owner additions	45,208				(1,966,385)
Owner redemptions payable	(27,871)		(555,035)		379,944
Net cash provided by (used in) financing activities	(109,203,964)		(42,365,235)		60,897,353
Net Increase (Decrease) in cash and cash equivalents	4,382,188		(17,026,634)		9,087,129
Cash and cash equivalents, beginning of year or period	5,375,950		22,402,584		13,315,455
Cash and cash equivalents, end of year or period	9,758,138		5,375,950		22,402,584
Berkeley/Graham/Tiverton Series [Member]
Cash Flows from Operating Activities:
Net increase/(decrease) in capital resulting from operations	(9,268,132)	[3],[4]	5,805,146	[3],[4]	(5,487,584)	[3],[4]
Adjustments to reconcile net increase/(decrease) in capital resulting from operations to net cash provided by (used in) operating activities:
Net change in ownership allocation of U.S. Treasury Securities	2,680,199	[4]	2,633,748	[4]	744,334	[4]
Net change in custom time deposits	6,356,295	[4]	11,105,118	[4]	1,922,789	[4]
Net change in ownership allocation of credit default swaps	33,510	[4]
Net change in ownership allocation of certificates of deposit					(1,786,344)	[4]
Net unrealized gain/(loss) on swap contracts	(2,447)	[4]
Net realized gain/(loss) on swap contracts	6,252	[3],[4]
Net unrealized gain/(loss) on U.S. Treasury securities	(2,768)	[4]	(144,737)	[4]	467,310	[4]
Net realized (gain)/loss on investment in Berkeley Quantitative Colorado Fund, LLC	135,775	[4]
Net unrealized (gain)/loss on investment in Berkeley Quantitative Colorado Fund, LLC	2,238,082	[4]	(157,099)	[4]
(Purchases) sales of:
(Purchases) of swap contracts	(71,712)	[4]
Sales of custom time deposits	13,639,642	[4]
(Purchases) of custom time deposits			(3,849,159)	[4]	(13,330,504)	[4]
Sale of certificates of deposit					12,854,431	[4]
Sale of Berkeley Quantitative Colorado Fund LLC	1,512,397	[4]
Purchase of Berkeley Quantitative Colorado Fund, LLC			(10,000,000)	[4]
Increase and/or decrease in:
Receivable from futures commission merchants					5,110,183	[4]
Change in control of ownership - trading companies			(14,996,045)	[4]	(4,388,979)	[4]
Investments in unconsolidated trading companies, at fair value	4,431,824	[4]	2,982,381	[4]	(1,193,609)	[4]
Contributions to trading companies			16,000,000	[4]	4,418,397	[4]
Distributions from trading companies			(2,896,500)	[4]	(820,772)	[4]
Prepaid service fees - Class 1	16	[4]	64,993	[4]	115,630	[4]
Interest receivable	35,778	[4]	36,182	[4]	8,562	[4]
Receivable from related parties			200	[4]	(200)	[4]
Other assets	(7,777)	[4]	(136)	[4]
Incentive fees payable to Managing Owner	(270,557)	[4]	270,557	[4]	(488,067)	[4]
Management fees payable to Managing Owner	(51,055)	[4]	58,444	[4]	68,346	[4]
Interest payable to Managing Owner	(51,479)	[4]	61,387	[4]	41,497	[4]
Trading fees payable to Managing Owner	(4,502)	[4]	12,630	[4]	11,750	[4]
Trailing service fees payable to Managing Owner	(61,291)	[4]	62,266	[4]	62,406	[4]
Payables to related parties	(9,786)	[4]	(235,882)	[4]	218,818	[4]
Other liabilities	420	[4]	473	[4]	(13,570)	[4]
Net cash provided by (used in) operating activities	21,268,684	[4]	6,813,967	[4]	(1,465,176)	[4]
Cash Flows from Financing Activities:
Proceeds from sale of units	73,374	[4]	124,546	[4]	14,949,919	[4]
Payment for redemption of units	(21,420,598)	[4]	(13,170,179)	[4]	(9,201,430)	[4]
Pending owner additions	3,396	[4]			(136,277)	[4]
Owner redemptions payable	86,371	[4]	96,181	[4]
Net cash provided by (used in) financing activities	(21,257,457)	[4]	(12,949,452)	[4]	5,612,212	[4]
Net Increase (Decrease) in cash and cash equivalents	11,227	[4]	(6,135,485)	[4]	4,147,036	[4]
Cash and cash equivalents, beginning of year or period	1,341,151	[4]	7,476,636	[4]	3,329,600	[4]
Cash and cash equivalents, end of year or period	$ 1,352,378	[4]	$ 1,341,151	[4]	$ 7,476,636	[4]

[1]	The Frontier Masters Series began trading operations on June 9, 2009.
[2]	The Balanced Series Class 3a began trading operations on June 4, 2009.
[3]	Formerly known as the Campbell/Graham/Tiverton Series.
[4]	Formerly the Campbell/Graham/Tiverton Series.